Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leases Included in Property, Plant and Equipment
Capital leases included in property, plant and equipment are as follows:

	December 31,
	2012	2013
Machinery and equipment	3,485	2,737
Furniture and fixtures	344	269
	3,829	3,006
Less accumulated depreciation	(3,829)	(3,006)
	—	—

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2013 operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

2014	4,857
2015	3,801
2016	3,279
2017	2,707
2018	2,423
Years thereafter	3,660
Total	20,727